OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Accrued expenses and other payables	$ 9,458	$ 5,083
Subcontractors accrual	1,114	2,267
Accrued taxes	6,074	3,146
Contingent consideration related to acquisition	3,167	3,077
Total other payables and accrued expenses	$ 19,813	$ 13,573